Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Class of Stock Disclosures [Abstract]
PUBLIC OFFERING
NOTE 3. PUBLIC OFFERING
On February 13, 2024, pursuant to the Initial Public Offering, the Company sold 18,400,000 Public Shares, which includes a full exercise by the underwriter of their over-allotment option in the amount of 2,400,000 Public Shares, at a price of $10.00 per Public Share.

NOTE 3. PUBLIC OFFERING
On February 13, 2024, pursuant to the Initial Public Offering, the Company sold 18,400,000 Public Shares, which includes a full exercise by the underwriter of their over-allotment option in the amount of 2,400,000 Public Shares, at a price of $10.00 per Public Share.